Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Related party transactions
20.	Related party transactions

20.1	Compensation for Executive Management and Board of Directors (“BOD”)

	For the six-months ended June 30,
In thousands of USD	2022	2021
Fees, salaries and other short-term employee benefits	2,519	1,912
Post-employment benefits	493	396
Share-based compensation	7,717	8,449

Total compensation for Executive Management and BOD	10,729	10,757

20.2	Related party balances and transactions
As of June 30, 2022, and December 31, 2021, there were
no
related party balances outstanding.